Marketable Securities	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Note 3 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2018 and June 30, 2019 are classified as “held-to-maturity” and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At June 30, 2019
Held to maturity:
Corporate debt securities and government debt securities
Current	5,979	2	(59)	5,922
Non-Current	53,970	369	(155)	54,184

	59,949	371	(214)	60,106

At December 31, 2018
Held to maturity:
Corporate debt securities and government debt securities
Current	1,610	-	(22)	1,588
Non-Current	46,052	-	(778)	45,274

	47,662	-	(800)	46,862

*	Fair value is being determined using quoted market prices in active markets (Level 2).
**	Including accrued interest in the amount of US$ 450 thousands and US$ 520 thousands as of December 31, 2018 and June 30, 2019 respectively.

Activity in marketable securities in six month period ended in June 30, 2019:

US$ thousands
Balance at January 1, 2019	47,662

Purchases of marketable securities	12,754
Discount on marketable securities, net	(70)
Proceeds from maturity of marketable securities	(397)
Balance at June 30, 2019	59,949

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2019:

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity

Corporate debt securities and government debt securities	(12)	2,516	(202)	22,028	(214)	24,544

The unrealized losses on the investments were caused by changes in interest rate. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.